Recapitalization Transaction - Narrative (Details) - USD ($)			12 Months Ended
	May 29, 2020	May 28, 2020	Dec. 31, 2021	Dec. 31, 2020	Jan. 19, 2021	Oct. 06, 2020	Jul. 01, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Cash	$ 68,900,000		$ 12,342,000	$ 56,363,000
Common stock, shares issued (in shares)			60,433,395	59,901,306
Common stock, shares outstanding (in shares)	50,160,042		60,433,395	59,901,306
Stated amount of borrowing	$ 70,000,000.0
Debt, original issue discount (percent)	2.00%
Percentage of stock issued to creditors	1.00%
Proceeds from Sprott Royalty Agreement - Notes 3 and 11	$ 30,000,000.0			$ 30,000,000
Smelter royalty obligation, percentage	1.50%
Restricted cash			$ 34,293,000	$ 39,677,000
Common Stock
Business Acquisition [Line Items]
Common shares issued (in shares)				101
Exchange of Seller's 1.25 Lien Notes for HYMC common stock
Business Acquisition [Line Items]
Debt converted			0	$ 48,459,000
Debt conversion, number of shares issued	4,845,920
Exchange of Seller's 1.5 Lien Notes for HYMC common stock
Business Acquisition [Line Items]
Debt converted			$ 0	$ 160,254,000
Debt conversion, number of shares issued	16,025,316
2.0 Lien Notes to common stock
Business Acquisition [Line Items]
Common stock, shares issued (in shares)		2,900,000
Debt conversion, number of shares issued		132,800,000
Transaction consideration (in shares)		15,100,000
Stock surrendered (in shares)		3,500,000	3,511,820
Notes payable | Conversion of 1.25 Lien Notes to New Subordinated Notes
Business Acquisition [Line Items]
Debt conversion, amount	$ 80,000,000.0
First Lien Agreement | Notes payable
Business Acquisition [Line Items]
Amount of debt repurchased	125,500,000
Promissory Note | Notes payable
Business Acquisition [Line Items]
Amount of debt repurchased	6,900,000
1.25 Lien Notes | Notes payable | Exchange of Seller's 1.25 Lien Notes for HYMC common stock
Business Acquisition [Line Items]
Debt converted	48,500,000
Debt conversion, amount	80,000,000.0
1.25 Lien Notes | Notes payable | Conversion of 1.25 Lien Notes to New Subordinated Notes
Business Acquisition [Line Items]
Debt converted	80,000,000.0
1.5 Lien Notes | Notes payable | Exchange of Seller's 1.5 Lien Notes for HYMC common stock
Business Acquisition [Line Items]
Debt converted	$ 145,700,000
Repurchase price (percent)	110.00%
2.0 Lien Notes | Notes payable | 2.0 Lien Notes to common stock
Business Acquisition [Line Items]
Debt converted	$ 221,300,000	$ 221,300,000
The 1.25 Lien notes | Conversion of 1.25 Lien Notes to New Subordinated Notes
Business Acquisition [Line Items]
Debt converted	80,000,000.0
Sprott credit agreement, noncurrent portion
Business Acquisition [Line Items]
Stated amount of borrowing	$ 70,000,000.0
Debt, original issue discount (percent)	2.00%
SPAC Trust
Business Acquisition [Line Items]
Number of shares issued (in shares)	1,200,000
Proceeds from private placement and forward purchase contract	$ 10,400,000
Cantor Fitzgerald & Co.
Business Acquisition [Line Items]
Cash payment to underwriter	2,500,000
Payment for stock that had not been redeemed	$ 2,000,000.0
Cantor Fitzgerald & Co. | Common Stock
Business Acquisition [Line Items]
Number of shares issued (in shares)	40,000.00
Holders of Seller's phantom unit
Business Acquisition [Line Items]
Payment of deferred additional interest	$ 1,800,000
Payment of transaction costs	7,400,000
Seller
Business Acquisition [Line Items]
Restricted cash	$ 2,300,000
Warrants, exercise price 11.50
Business Acquisition [Line Items]
Warrants, exercise price (in dollars per share)	$ 11.50
Number of securities called by warrants (in shares)	34,289,999
Warrants, exercise price 44.82
Business Acquisition [Line Items]
Outstanding warrants (in shares)	12,721,623
Warrants, exercise price (in dollars per share)	$ 44.82
Number of securities called by warrants (in shares)	3,210,213
5-Year Public Warrants
Business Acquisition [Line Items]
Outstanding warrants (in shares)	7,740,000		24,811,068	24,401,483				20,800,000
Warrants, exercise price (in dollars per share)	$ 11.50		$ 11.50			$ 11.50
Number of securities called by warrants (in shares)						3,249,999
Number of securities called by each warrant (in shares)						1
5-Year Public Warrants | SPAC Trust
Business Acquisition [Line Items]
Outstanding warrants (in shares)	27,900,000
Warrants, exercise price (in dollars per share)	$ 11.50
Seller Warrants
Business Acquisition [Line Items]
Outstanding warrants (in shares)	12,700,000		12,721,901	12,721,901			12,700,000	12,721,901
Warrants, exercise price (in dollars per share)			$ 40.31	$ 41.26	$ 40.31		$ 44.82
Number of securities called by warrants (in shares)			3,569,129	3,487,168	3,569,051		3,210,213
Number of securities called by each warrant (in shares)			0.28055	0.27411	0.28055		0.2523
Private placement
Business Acquisition [Line Items]
Number of shares issued (in shares)	7,600,000
Offering price (in dollars per share)	$ 10.00
Proceeds from private placement and forward purchase contract	$ 76.0			$ 75,963,000
Private placement | Common Stock
Business Acquisition [Line Items]
Common shares issued (in shares)				7,596,309
Private placement | 5-Year Public Warrants
Business Acquisition [Line Items]
Warrants, exercise price (in dollars per share)	$ 11.50
Number of securities called by warrants (in shares)	3,250,000
Number of warrants issued (in shares)	3,250,000
Forward Purchase Contract
Business Acquisition [Line Items]
Number of securities called by warrants (in shares)	2,500,000
Number of shares issued (in shares)	3,125,000
Proceeds from private placement and forward purchase contract	$ 25,000,000.0
Number of shares converted	5,200,000
Forward Purchase Contract | Class B common stock
Business Acquisition [Line Items]
Shares surrendered as transaction consideration (in shares)	3,500,000
Forward Purchase Contract | 5-Year Public Warrants
Business Acquisition [Line Items]
Warrants, exercise price (in dollars per share)	$ 11.50
Number of warrants issued (in shares)	2,500,000
Sprott credit agreement, noncurrent portion | Common Stock
Business Acquisition [Line Items]
Common shares issued (in shares)	496,634			496,634
MUDS
Business Acquisition [Line Items]
Cash acquired	$ 10,400,000
Liabilities assumed	$ 6,900,000